Cover	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2019
Entity File Number	001-38062
Entity Registrant Name	Yangtze River Port & Logistics Ltd
Entity Central Index Key	0001487843
Entity Tax Identification Number	27-1636887
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	41 John Street
Entity Address, Address Line Two	Suite 2A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10038
City Area Code	(646)
Local Phone Number	861-3315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	YRIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false